Annuity Investors®
Life Insurance Company
May 1, 2011
Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Annuity Investors Variable Account B
The Commodore Advantage Variable Annuity
File Nos. 333-51971 and 811-08017
Rule 497(j) Certification
Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, Annuity Investors Variable Account B (the “Registrant”) certifies that:
(1)	the form of prospectus and Statement of Additional Information for the Commodore Advantage Variable Annuity that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent Post-Effective Amendment (Post-Effective Amendment No. 20) to the Registrant’s Registration Statement; and

(2)	the text of the most recent Post-Effective Amendment was filed electronically on April 22, 2011.
Please address any questions or comments about this filing to Karen McLaughlin at 513.412.1465.

Sincerely yours, Annuity Investors Life Insurance Company
By:	/s/ John P. Gruber
John P. Gruber
Senior Vice President, General Counsel and Secretary

301 East Fourth Street, Cincinnati, Ohio 45202-4201
Mailing Address: P.O. Box 5423, Cincinnati, Ohio 45201-5423
800.789.6771 Fax 513.412.3766